Consolidated Balance Sheet (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 24,195	$ 391
Prepaid expenses	317,896	6,500
Total Current Assets	342,091	6,891
Property and equipment, net of accumulated depreciation of $15,000 and $40,000 respectively'	5,000	10,000
Deferred financing costs	6,894	0
Total Assets	353,985	16,891
Current Liabilities
Convertible note payable, net of unamortized discount of $106,394 and $ respectively'	151,595	1,573
Accounts payable	45,635	77,958
Accrued liabilities	25,868	10,112
Convertible note payable, net of unamortized discount of $106,394	151,595	1,573
Derivative liability	116,387	6,095
Due to related parties	65,357	59,402
Loans payable	81,225	91,113
Total Liabilities	486,067	246,253
Stockholders’ Deficit
Preferred Stock: 100,000,000 shares authorized, $0.00001 par value, No shares issued and outstanding as of June 30, 2011 and December 31, 2010	0	0
Common Stock: 500,000,000 shares authorized, $0.00001 par value, 213,018,992 and 161,006,087 shares issued and outstanding as of June 30, 2011 and December 31, 2010, respectively	2,130	1,610
Additional Paid-in Capital	3,097,670	2,136,705
Deficit Accumulated During the Development Stage	(3,326,031)	(2,367,677)
Total Stockholders’ Deficit	(226,231)	(229,362)
Non-controlling Interest	94,149	0
Total Deficit	0	(229,362)
Total Liabilities and Stockholders’ Deficit	$ 353,985	$ 16,891